Convertible Notes Payable (Details Narrative 3) (USD $)	9 Months Ended			0 Months Ended			9 Months Ended	0 Months Ended		6 Months Ended		0 Months Ended			0 Months Ended			9 Months Ended		1 Months Ended	6 Months Ended			9 Months Ended		9 Months Ended
	Sep. 30, 2012	Feb. 27, 2012 Purea	Dec. 31, 2011	Jun. 13, 2012 June 2012 Working Capital Notes (10% promissory note)	Apr. 18, 2012 April 2012 Working Capital Notes (10% senior convertible promissory note)	Mar. 13, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Sep. 30, 2012 March 2012 Purchase Order Notes (10% senior convertible promissory)	Feb. 29, 2012 February 2012 Notes (10% secured convertible promissory note)	Feb. 24, 2012 February 2012 Notes (10% secured convertible promissory note)	Jun. 30, 2012 February 2012 Notes (10% secured convertible promissory note)	Sep. 30, 2012 February 2012 Notes (10% secured convertible promissory note)	Mar. 29, 2011 March 2011 Notes (10% secured convertible promissory notes)	Jun. 28, 2012 June 2012 Convertible Notes (10% convertible promissory notes)	Mar. 22, 2012 September2011NotesMember	Jun. 30, 2012 February 2012 Warrants	Feb. 29, 2012 February 2012 Warrants Purea	Feb. 24, 2012 February 2012 Warrants Purea	Sep. 30, 2012 February 2012 Warrants Purea	Apr. 25, 2012 February 2012 Warrants	Apr. 30, 2012 The Advisory and Consulting Warrants Purea	Jun. 30, 2012 June 2012 Warrants	Sep. 30, 2012 June 2012 Warrants Purea	Jun. 28, 2012 June 2012 Warrants	Sep. 30, 2012 September 2011 Warrants	Nov. 30, 2011 September 2011 Warrants Purea	Sep. 30, 2012 March 2011Warrants Purea	Sep. 30, 2012 January 2012 Warrants Purea
Aggregate amount of convertible promissory notes	$ 1,227,743		$ 2,050,000	$ 200,000	$ 250,000	$ 1,000,000			$ 1,700,000			$ 2,250,000	$ 455,274	$ 500,000
Expiration period									2 years
Number of warrants purchased		1,000,000														3,000,000	8,500,000	11,500,000	3,500,000	200,000		2,250,000	2,250,000		500,000
Exercise price (in dollars per unit)		0.60														0.40	0.40	0.2		0.6		0.4			1	0.6	0.5
Warrants purchased																600,000	1,700,000
Proceeds from convertible promissory notes	6,505,274			200,000	250,000	1,000,000		600,000
Interest rate (in percent)											10.00%
Notes payable, Conversion price (in dollars per share)					$ 1.50	$ 1.50					$ 0.20		$ 0.20
Prohibition to conversion of Note Payable					A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

A conversion of the Purchase Order Note, to the extent that as a result of such conversion, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the Purchase Order Note.

													A conversion of the June 2012 Convertible Notes or exercise of the June 2012 Warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of the June 2012 Convertible Note or exercise of the June 2012 warrant, as the case may be.					A conversion of the notes or exercise of the warrants, to the extent that as a result of such conversion or exercise, the holder would beneficially own more than 4.99% (subject to waiver) in the aggregate of the issued and outstanding shares of the Company’s common stock, calculated immediately after giving effect to the issuance of shares of common stock upon conversion of such note or exercise of such warrant, as the case may be.
Conversion amount net of discount on warrants issued with the note and recorded as interest expense										5,750,000
Expiration period															10 years			10 years		5 years	10 years			5 years		5 years
Initial exercise price (in dollars per share)																		$ 0.40								$ 0.6
Warrants fair value																		5,221,172				1,036,042	1,036,042
Aggregate amount interest												$ 129,000	$ 580,768					$ 2,921,172